Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Operating expenses	₩ 1,715,915	₩ 1,759,586	₩ 1,793,013